RIGHT-OF-USE ASSETS - Summary of Lease Expenses Recognized in Consolidated Income Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	$ 682	$ 661
Interest expenses (included in finance cost)	80	70	$ 79
Expenses relating to short-term leases	11	3
Expenses relating to lease of low-value assets that are not short-term leases	3	3
Land
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	242	289
Buildings
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	337	286
Motor vehicle and other asset
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	65	53
Office equipment
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	$ 38	$ 33